UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08673

DREYFUS INVESTMENT PORTFOLIOS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	09/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Investment Portfolios, Core Bond Portfolio September 30, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--147.5%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
L-3 Communications,
Bonds	3.00	8/1/35	60,000 a	61,350
Agricultural--.4%
Phillip Morris,
Debs.	7.75	1/15/27	185,000	224,622
Airlines--.0%
US Air,
Enhanced Equipment Notes,
Ser. CL C	8.93	10/15/09	42,614 b,c	4
Asset-Backed Ctfs./Auto Receivables--1.2%
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	160,000	158,263
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	185,000	183,168
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	158,311	158,277
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	250,000	247,425
				747,133
Asset-Backed Ctfs./Credit Cards--1.5%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	335,000	333,054
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	525,000	560,663
				893,717
Asset-Backed Ctfs./Home Equity Loans--7.2%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	235,000 d	228,200
Citicorp Residential Mortgage
Securities, Ser. 2006-1,
Cl. A1	5.96	7/25/36	221,102 d	221,455
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	205,000 d	199,881
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5	8.02	8/15/31	67,981 d	68,922
Countrywide Asset-Backed Ctfs.,
Ser. 2006-1, Cl. AF1	5.46	7/25/36	244,400 d	244,570
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.43	8/25/35	51,010 d	51,040
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	196,134 d	195,271
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	335,000 d	332,507
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	101,299 d	101,014
CS First Boston Mortgage

Securities, Ser. 2002-HE4,
Cl. MF1	6.94	8/25/32	123,052 d	124,127
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.91	2/25/36	185,000 d	185,791
Home Equity Asset Trust,
Ser. 2005-8, Cl. M7	6.45	2/25/36	125,000 d	126,432
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.44	7/25/35	101,910 d	101,991
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.38	4/25/36	164,657 d	164,761
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	287,374 d	286,027
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	205,000 d	205,609
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	300,000 d	299,529
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF2	5.58	11/25/36	125,000 d	124,925
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	180,000	175,257
Residential Asset Mortgage
Products, Ser. 2005-RS3,
Cl. AIA1	5.43	3/25/35	15,713 d	15,723
Residential Asset Mortgage
Products, Ser. 2005-RZ1, Cl. A1	5.43	4/25/35	46,670 d	46,705
Residential Asset Mortgage
Products, Ser. 2005-EFC5,
Cl. M1	5.73	10/25/35	220,000 d	220,509
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1	5.43	3/25/35	8,813 d	8,819
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.76	9/25/35	215,000 d	216,096
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.78	9/25/35	240,000 d	241,011
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	5.44	3/25/36	72,711 d	72,753
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	150,000 d	148,932
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC2, Cl. A2A	5.43	12/25/35	28,651 d	28,673
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC1, Cl. A1A	5.44	12/25/35	14,146 d	14,155
				4,450,685
Asset-Backed Ctfs./Manufactured Housing--.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	219,655	227,670
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	150,000	149,422
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	105,000	105,610
				482,702
Automobile Manufacturers--1.1%
DaimlerChrysler N.A. Holding,

Notes	4.88	6/15/10	110,000	106,965
DaimlerChrysler N.A. Holding,
Gtd. Notes	5.82	3/13/09	200,000 d	200,231
DaimlerChrysler N.A. Holding,
Gtd. Notes, Ser. E	6.02	10/31/08	365,000 d	366,643
				673,839
Banks--7.2%
Chevy Chase Bank F.S.B.,
Sub. Notes	6.88	12/1/13	160,000	160,800
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	300,000 a,d	288,117
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	6.38	12/1/15	250,000	257,889
Crestar Capital Trust I,
Gtd. Cap. Secs.	8.16	12/15/26	340,000	355,126
Glitnir Banki,
Bonds	7.45	9/14/49	300,000 a	308,371
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	325,000 a,d	311,771
Islandsbanki,
Notes	5.67	10/15/08	50,000 a,d	49,760
Landsbanki Islands,
Notes	6.10	8/25/09	300,000 a,d	300,237
Popular North America,
Notes	5.74	12/12/07	180,000 d	180,476
Sovereign Bancorp,
Sr. Notes	5.68	3/1/09	290,000 a,d	290,782
USB Capital IX,
Gtd. Notes	6.19	4/15/49	610,000 d	617,530
Washington Mutual,
Sub. Notes	4.63	4/1/14	330,000	308,514
Washington Mutual,
Notes	5.81	1/15/10	75,000 d	75,362
Wells Fargo Capital I,
Gtd. Cap. Secs.	7.96	12/15/26	165,000	172,118
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	230,000	254,303
Zions Bancorporation,
Sr. Unscd. Notes	5.63	4/15/08	275,000 d	275,178
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	185,000	188,867
				4,395,201
Building & Construction--1.0%
American Standard,
Gtd. Notes	7.38	2/1/08	205,000	208,976
Centex,
Notes	4.75	1/15/08	100,000	99,138
D.R. Horton,
Gtd. Notes	5.88	7/1/13	180,000	174,473
D.R. Horton,
Gtd. Notes	8.00	2/1/09	115,000	120,405
				602,992
Chemicals--.9%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	65,000	69,144
ICI North America,
Debs.	8.88	11/15/06	75,000	75,261
ICI Wilmington,

Gtd. Notes	4.38	12/1/08	50,000	48,892
ICI Wilmington,
Gtd. Notes	5.63	12/1/13	145,000	143,114
Lubrizol,
Debs.	6.50	10/1/34	95,000	96,043
RPM International,
Sr. Notes	4.45	10/15/09	150,000	145,134
				577,588
Commercial & Professional Services--1.3%
Aramark Services,
Gtd. Notes	6.38	2/15/08	250,000	250,944
Aramark Services,
Gtd. Notes	7.00	5/1/07	240,000	240,938
ERAC USA Finance,
Notes	5.74	4/30/09	90,000 a,d	90,198
ERAC USA Finance,
Notes	7.95	12/15/09	100,000 a	107,397
R.R. Donnelley & Sons,
Notes	5.00	11/15/06	105,000	104,795
				794,272
Commercial Mortgage Pass-Through Ctfs.--5.8%
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	5.60	4/25/36	187,890 a,d	187,949
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.69	4/25/34	114,276 a,d	114,419
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.73	11/25/35	247,122 a,d	247,122
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.91	8/25/33	97,476 a,d	97,709
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.91	12/25/33	124,154 a,d	124,542
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.33	11/25/35	91,527 a,d	92,979
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	345,000	333,452
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	150,000	146,497
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	185,000 d	182,146
Bear Stearns Commercial Mortgage
Securities. Ser. 1998-C1,
Cl. A2	6.44	6/16/30	185,000	188,075
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	190,000 a	198,188
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	5.52	5/15/23	295,000 a,d	295,279
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	170,000 a	169,650
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B	6.24	11/12/31	150,000	152,458
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	225,000 a	227,641
Global Signal Trust,

Ser. 2006-1, Cl. E	6.50	2/15/36	50,000 a	49,964
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2	4.22	4/10/40	125,000	122,234
Morgan Stanley Capital I,
Ser. 1999-RM1, Cl. A2	6.71	12/15/31	64,503	66,055
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	584,670 a	565,314
				3,561,673
Diversified Financial Services--11.2%
American Express,
Sub. Debs.	6.80	9/1/66	90,000 d	95,189
Ameriprise Financial,
Jr. Sub. Bonds	7.52	6/1/66	290,000 d,e	311,583
Amvescap,
Notes	4.50	12/15/09	330,000	321,968
Amvescap,
Notes	5.38	12/15/14	100,000	98,107
Amvescap,
Sr. Notes	5.90	1/15/07	135,000	135,130
Capital One Financial,
Sr. Notes	5.67	9/10/09	225,000 d	225,343
CIT Group,
Sr. Notes	5.56	8/15/08	275,000 d,e	275,660
Countrywide Home Loans,
Gtd. Notes, Ser. L	2.88	2/15/07	400,000	396,416
Countrywide Home Loans,
Notes	4.13	9/15/09	190,000	184,187
FCE Bank,
Notes EUR	4.06	9/30/09	125,000 d,f	150,916
Ford Motor Credit,
Notes	5.63	10/1/08	200,000	191,954
Ford Motor Credit,
Notes	6.19	9/28/07	120,000 d	118,936
Fuji JGB Investment,
Bonds	9.87	12/29/49	130,000 a,d	139,291
Glencore Funding,
Gtd. Notes	6.00	4/15/14	380,000 a	365,774
GMAC,
Notes	6.41	1/16/07	275,000 d	274,802
HSBC Finance,
Sr. Notes	5.74	9/14/12	415,000 d,e	418,384
Jefferies Group,
Sr. Notes	7.75	3/15/12	100,000	109,802
Kaupthing Bank,
Notes	6.07	1/15/10	280,000 a,d	280,003
Kaupthing Bank,
Notes	7.13	5/19/16	300,000 a	315,904
Leucadia National,
Sr. Notes	7.00	8/15/13	145,000	147,175
MBNA Capital A,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	115,000	120,129
MUFG Capital Finance I,
Gtd. Bonds	6.35	3/15/49	305,000 d	307,072
Pemex Finance,
Bonds	9.69	8/15/09	300,000	325,022
Residential Capital,

Sr. Unscd. Notes	6.38	6/30/10	125,000	126,576
Residential Capital,
Gtd. Notes	7.34	4/17/09	325,000 a,d	326,688
SB Treasury,
Bonds	9.40	12/29/49	360,000 a,d	382,718
St. George Funding,
Bonds	8.49	12/29/49	275,000 a,d	290,098
Tokai Preferred Capital,
Bonds	9.98	12/29/49	305,000 a,d	327,085
Windsor Financing,
Gtd. Notes	5.88	7/15/17	95,973 a	96,256
				6,858,168
Diversified Metals & Mining--1.2%
Falconbridge,
Bonds	5.38	6/1/15	35,000	33,564
Falconbridge,
Debs.	7.35	11/1/06	275,000	275,331
Noranda,
Notes	6.00	10/15/15	220,000	221,090
Southern Copper,
Sr. Notes	7.50	7/27/35	215,000	226,097
				756,082
Electric Utilities--5.7%
Ameren,
Bonds	4.26	5/15/07	305,000	302,925
American Electric Power,
Sr. Notes	4.71	8/16/07	145,000 d	144,040
Cinergy,
Debs.	6.53	12/16/08	135,000	138,071
Cogentrix Energy,
Gtd. Notes	8.75	10/15/08	200,000 a	215,679
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	310,000	307,423
Dominion Resources/VA,
Sr. Notes, Ser. D	5.66	9/28/07	370,000 d	370,206
DTE Energy,
Sr. Notes, Ser. A	6.65	4/15/09	115,000	118,432
FirstEnergy,
Notes, Ser. A	5.50	11/15/06	66,000	65,999
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	350,000	365,508
FPL Energy National Wind,
Scd. Notes	5.61	3/10/24	92,446 a	90,864
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	290,000	290,571
Mirant North America,
Gtd. Notes	7.38	12/31/13	85,000 e	85,531
National Grid,
Notes	6.30	8/1/16	125,000	129,922
NiSource Finance,
Gtd. Notes	5.97	11/23/09	175,000 d	175,114
PP & L Capital Funding,
Gtd. Notes, Ser. D	8.38	6/15/07	210,000	214,133
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	305,000	298,801
Virginia Electric & Power,
Sr. Notes, Ser. A	5.38	2/1/07	165,000	164,884
				3,478,103

Environmental Control--.6%
Oakmont Asset Trust,
Notes		4.51	12/22/08	100,000 a	97,642
USA Waste Services,
Sr. Notes		7.00	7/15/28	125,000	137,243
Waste Management,
Sr. Notes		6.50	11/15/08	130,000	133,177
					368,062
Food & Beverages--1.0%
H.J. Heinz,
Notes		6.43	12/1/20	225,000 a	229,759
Safeway,
Sr. Unscd. Notes		4.13	11/1/08	130,000	126,590
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	135,000	136,350
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	100,000	103,144
					595,843
Foreign/Governmental--6.1%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.87	6/16/08	250,000 d	246,575
Egyptian Treasury Bill,
Notes		9.06	3/15/07	600,000 a,g	601,470
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	110,000	107,721
Federal Republic of Brazil,
Bonds	BRL	12.50	1/5/16	1,140,000 e,f	529,525
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	3,320,000 f	314,171
Poland Government,
Bonds, Ser. 0608	PLN	5.75	6/24/08	5,090,000 f	1,647,465
Republic of Argentina,
Bonds		5.59	8/3/12	440,000 d	309,980
					3,756,907
Health Care--1.4%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	200,000	199,351
Coventry Health Care,
Sr. Notes		5.88	1/15/12	130,000	129,632
Medco Health Solutions,
Sr. Notes		7.25	8/15/13	368,000	399,964
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	125,000	120,697
					849,644
Lodging & Entertainment--1.1%
Cinemark,
Sr. Discount Notes		9.75	3/15/14	25,000 h	20,062
Harrah's Operating,
Gtd. Notes		7.13	6/1/07	140,000	141,054
MGM Mirage,
Gtd. Notes		8.50	9/15/10	190,000	203,063
Mohegan Tribal Gaming Authority,
Sr. Notes		6.13	2/15/13	125,000	122,813
P & O Princess Cruises,
Notes		7.30	6/1/07	175,000	176,906
Speedway Motorsports,
Sr. Sub. Notes		6.75	6/1/13	20,000	19,900

				683,798
Machinery--.2%
Terex,
Gtd. Notes	7.38	1/15/14	140,000	141,400
Manufacturing--.3%
Tyco International Group,
Gtd. Notes	6.88	1/15/29	165,000	184,232
Media--1.4%
AOL Time Warner,
Gtd. Debs.	7.70	5/1/32	100,000	112,005
Clear Channel Communications,
Sr. Unscd. Notes	4.50	1/15/10	215,000	206,716
Comcast,
Gtd. Bonds	5.80	7/14/09	275,000 d	275,678
COX Communications,
Notes	7.13	10/1/12	70,000	74,692
Univision Communications,
Gtd. Notes	2.88	10/15/06	210,000	209,795
				878,886
Oil & Gas--3.0%
Anadarko Petroleum,
Sr. Notes	5.79	9/15/09	300,000 d	300,609
BJ Services,
Sr. Unscd. Notes	5.57	6/1/08	625,000 d	625,133
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	75,000	76,969
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	100,000	96,132
Plains All American Pipeline/PAA
Finance, Sr. Notes	5.63	12/15/13	375,000	371,164
Plains All American Pipeline/PAA
Finance, Sr. Notes	5.88	8/15/16	250,000	251,653
Sempra Energy,
Sr. Notes	4.62	5/17/07	130,000	129,389
				1,851,049
Packaging & Containers--.6%
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	120,000	122,100
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	60,000	61,050
Sealed Air,
Bonds	6.88	7/15/33	170,000 a	171,853
				355,003
Paper & Forest Products--.5%
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	150,000 a	144,116
Temple-Inland,
Bonds	6.63	1/15/18	150,000	157,171
				301,287
Property & Casualty Insurance--1.8%
Allmerica Financial,
Debs.	7.63	10/15/25	10,000	10,673
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	150,000	172,399
AON,
Notes	6.95	1/15/07	85,000	85,288
Assurant,
Sr. Notes	6.75	2/15/34	85,000	90,008

Hartford Financial Services Group,
Sr. Notes	5.66	11/16/08	150,000	151,113
Marsh & McLennan Cos.,
Sr. Notes	5.38	3/15/07	225,000	224,886
Nippon Life Insurance,
Notes	4.88	8/9/10	250,000 a	245,274
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	100,000	100,638
				1,080,279
Real Estate Investment Trusts--6.6%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	140,000	134,852
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	25,000	24,515
Archstone-Smith Operating Trust,
Notes	5.63	8/15/14	40,000	40,203
Arden Realty,
Notes	5.25	3/1/15	215,000	214,758
Boston Properties,
Sr. Notes	6.25	1/15/13	90,000	93,542
Brandywine Operating Partnership,
Gtd. Notes	5.82	4/1/09	225,000 d	225,411
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	150,000	152,620
Duke Realty,
Notes	3.50	11/1/07	125,000	122,461
Duke Realty,
Sr. Notes	5.25	1/15/10	170,000	169,274
EOP Operating,
Notes	6.11	10/1/10	95,000 d	95,976
EOP Operating,
Notes	6.76	6/15/07	275,000	277,361
EOP Operating,
Sr. Notes	7.00	7/15/11	270,000	286,101
ERP Operating,
Notes	4.75	6/15/09	75,000	73,993
ERP Operating,
Notes	5.13	3/15/16	100,000	96,779
Federal Realty Investment Trust,
Notes	6.00	7/15/12	65,000	66,711
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	360,000	343,500
HRPT Properties Trust,
Sr. Unscd. Notes	5.99	3/16/11	350,000 d	350,919
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	190,000	186,963
Mack-Cali Realty,
Notes	5.25	1/15/12	80,000	78,799
Regency Centers,
Gtd. Notes	5.25	8/1/15	200,000	194,369
Simon Property Group,
Notes	4.60	6/15/10	160,000	156,265
Simon Property Group,
Notes	4.88	8/15/10	105,000	103,292
Socgen Real Estate,
Bonds	7.64	12/29/49	580,000 a,d	592,603
				4,081,267
Residential Mortgage Pass-Through Ctfs.--6.3%

American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	164,593 a,d	164,508
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	8.28	4/25/36	96,331 a,d	96,331
Chaseflex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	117,745 d	117,731
Chaseflex Trust,
Ser. 2006-2, Cl. A5	5.99	9/25/36	150,000 d	151,734
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	96,218 d	95,367
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	832,997	839,448
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.08	2/25/36	190,684 d	190,986
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.83	2/25/36	146,680 d	145,312
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.68	5/25/36	98,943 d	99,178
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.07	6/25/36	49,984 d	50,288
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.21	9/25/36	146,981 d	148,700
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	108,009 d	105,291
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	225,000 d	219,858
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	170,000 d	167,243
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	450,000 d	442,503
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.55	2/25/35	615,020 d	602,398
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	220,000	217,874
				3,854,750
Retail--.4%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	55,000	55,775
May Department Stores,
Notes	3.95	7/15/07	70,000	69,075
May Department Stores,
Gtd. Notes	5.95	11/1/08	100,000	100,858
				225,708
State/Government General Obligations--2.1%
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	460,000	462,576
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.43	6/1/34	150,000 d	150,010
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	255,000	249,977
Tobacco Settlement Authority of
Iowa, Tobacco Settlement

Asset-Backed Bonds	6.50	6/1/23	435,000	432,586
				1,295,149
Technology--.5%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	60,000	63,450
Hewlett-Packard,
Notes	5.75	12/15/06	255,000	255,160
				318,610
Telecommunications--6.2%
AT & T,
Notes	5.50	5/15/08	325,000 d	325,351
Deutsche Telekom International
Finance, Gtd. Notes	5.57	3/23/09	605,000 d	605,786
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	565,000	616,850
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	210,000	257,296
France Telecom,
Notes	7.75	3/1/11	160,000	175,457
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	140,000	137,133
Nextel Partners,
Sr. Notes	8.13	7/1/11	180,000	189,900
Nordic Telephone Holdings,
Sr. Notes EUR	8.25	5/1/16	50,000 a,f	68,794
PanAmSat,
Gtd. Notes	9.00	6/15/16	125,000 a	129,375
Qwest,
Bank Note, Ser. B	6.95	6/30/10	50,000 d	50,750
Qwest,
Bank Note, Ser. B	6.95	6/30/10	199,000 d	201,985
Qwest,
Sr. Notes	7.88	9/1/11	90,000	94,950
Sprint Capital,
Gtd. Notes	8.75	3/15/32	125,000	152,873
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	305,000	311,100
Verizon Global Funding,
Sr. Notes	5.54	8/15/07	275,000 d	275,267
Windstream,
Sr. Notes	8.13	8/1/13	180,000 a	191,925
Windstream,
Sr. Notes	8.63	8/1/16	55,000 a	59,125
				3,843,917
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	135,000	134,557
Transportation--.3%
Ryder System,
Notes	3.50	3/15/09	195,000	185,847
U.S. Government Agencies/Mortgage-Backed--25.1%
Federal Home Loan Mortgage Corp.:
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE 4.00%,
12/15/32			181,526	169,056
Multiclass Mortgage
Participation Ctfs.

(Interest Only Obligations)
REMIC, Ser. 2752, Cl. GM	3,000,000 i	448,874
Federal National Mortgage Association:
5.00%	3,100,000 j	3,046,711
5.50%	1,845,000 j	1,839,452
6.00%	5,025,000 j	5,082,799
5.00%, 9/1/17	119,201	117,571
5.50%, 8/1/34 - 9/1/34	1,457,882	1,439,547
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	273,403	262,399
Ser. 2003-88, Cl. AC,
2.91%, 6/16/18	258,954	249,808
Ser. 2004-57, Cl. A, 3.02%,
1/16/19	351,182	338,362
Ser. 2004-9, Cl. A, 3.36%,
8/16/22	88,015	84,777
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	264,505	255,406
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	199,937	193,743
Ser. 2004-67, Cl. A, 3.65%,
9/16/17	134,182	131,067
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	187,687	183,807
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	194,377	189,457
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	169,517	165,506
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	274,833	267,423
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	235,849	231,057
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	64,036	62,775
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	191,603	188,232
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	475,000	466,122
Government National Mortgage Association II:
4.50%, 7/20/30	19,139 d	19,173
6.50%, 7/20/31	21,051	21,584
		15,454,708
U.S. Government Securities--35.2%
U.S. Treasury Inflation Protected
Securities, 2.00%, 1/15/16	2,511,740 k,l	2,454,455
U.S. Treasury Notes:
4.25%, 1/15/11	40,000 e	39,467
4.50%, 9/30/11	18,305,000 k	18,240,658
4.88%, 5/31/08	120,000 e	120,263
4.88%, 8/15/16	800,000 k	815,375
		21,670,218
Total Bonds and Notes
(cost $90,869,184)		90,669,252

Preferred Stocks--.3%	Shares	Value ($)

Banks--.2%
Sovereign Capital Trust IV,

Conv., Cum. $2.1875	2,150	100,244
Diversified Financial Services--.1%
AES Trust VII,
Conv., Cum. $3.00	1,450	71,231
Total Preferred Stocks
(cost $176,769)		171,475

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options--.0%
12-Month Euribor Interest Swap,
5.223%, March 2007 @ 4.488	4,760,000	9,729
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate June 2007 @
5.75	12,120,000	829
12-Month Euro Interest Rate Swap,
May 2007 @ 4.1785	1,226,000	5,501
		6,330
Total Options
(cost $47,232)		16,059

	Principal
Short-Term Investment--.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.84%, 12/7/06
(cost $84,234)	85,000 m	84,265

Investment of Cash Collateral
for Securities Loaned--2.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,540,450)	1,540,450 n	1,540,450

Total Investments (cost $92,717,869)	150.4%	92,481,501
Liabilities, Less Cash and Receivables	(50.4%)	(30,976,840)
Net Assets	100.0%	61,504,661

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $9,801,874 or 15.9% of net assets.
b Non-income producing--security in default.
c The value of this security has been determined in good faith under the direction of the Board of Directors.
d Variable rate security--interest rate subject to periodic change.
e All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $1,462,845 and the total market value of the collateral held by the portfolio is $1,540,450.
f Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro MXN--Mexican New Peso
PLN--Polish Zloty
g Credit Linked Notes.
h Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
i Notional face amount shown.
j Purchased on a forward commitment basis.
k Purchased on a delayed delivery basis.
l Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m All or partially held by a broker as collateral for open financial futures positions.
n Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES September 30, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	73	(7,888,563)	December 2006	(78,133)

STATEMENT OF OPTIONS WRITTEN
September 30, 2006 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options
U.S. Treasury 10 Year Notes
October 2006 @ 109.00	46,000	(6,469)
Put Options
12-Month Euribor Interest Swap
March 2007 @ 5.973	4,760,000	(3,364)
(Premiums received $22,015)		(9,833)

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $688,496 and the total market value of the collateral held by the portfolio is $716,500.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

a All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $5,328,711 and the total market value of the collateral held by the fund is $5,622,556.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $1,628,165 and the total market value of the collateral held by the portfolio is $1,694,357.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $535,267 and the total market value of the collateral held by the portfolio is $552,927.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Founders International Equity Portfolio
September 30, 2006 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)

Australia--3.6%
BHP Billiton	14,550	278,009
Foster's Group	12,200	58,572
QBE Insurance Group	3,000	54,794
		391,375
Belgium--2.9%
Delhaize Group	1,460	122,657
InBev	3,440	189,409
		312,066
Canada--5.9%
Alcan	2,100	83,673
Bank of Nova Scotia	1,300	55,855
Barrick Gold Corp	1,700	52,197
Canadian National Railway	2,780	116,237
Gildan Activewear	1,200 a	58,320
Nexen	900	48,095
Precision Drilling Trust	1,600	49,126
Shaw Communications, Cl. B	2,500	74,837
Teck Cominco, Cl. B	1,700	106,431
		644,771
China--1.0%
Foxconn International Holdings	37,000 a	114,457
Denmark--.7%
Novo Nordisk, Cl. B	1,090	81,010
Finland--.7%
Nokia	4,000	79,434
France--10.8%
BNP Paribas	1,406	151,283
Bouygues	1,190	63,651
Groupe Danone	800	112,303
PPR	400	59,296
Sanofi-Aventis	1,480	131,751
Schneider Electric	840	93,685
Societe Generale	1,000	159,147
Soitec	1,800 a	52,043
Total	2,474	162,354
Vivendi	5,140	185,308
		1,170,821
Germany--6.1%
BASF	1,610	128,930
Continental	1,040	120,817
E.ON	540	64,122
MAN	1,070	90,557
Merck	1,290	136,332
SAP	320	63,466
ThyssenKrupp	1,640	55,257
		659,481
Hong Kong--1.1%
China Mobile	16,300	115,492
Ireland--.6%
Allied Irish Banks	2,300	61,249
Italy--3.2%
Banca Intesa	20,710	136,302

Capitalia	8,620	71,380
ENI	4,860	144,029
		351,711
Japan--20.4%
Aeon	3,700	90,695
Canon	4,550	237,314
Daiwa Securities Group	5,900	68,839
Fujitsu	11,000	90,716
Honda Motor	6,000	201,685
Matsushita Electric Industrial	2,000	42,335
Mitsubishi	8,000	150,375
Mitsubishi Electric	16,200	136,480
Mitsui & Co.	9,000	114,457
Mizuho Financial Group	7	54,291
ORIX	600	165,869
Shin-Etsu Chemical	1,000	63,841
Sony	4,500	182,126
SUMCO	1,400	103,721
Sumitomo Mitsui Financial Group	5	52,496
Sumitomo Trust & Banking	5,000	52,326
Takeda Pharmaceutical	1,100	68,642
TDK	700	56,069
Tokyo Electron	1,900	140,443
Toshiba	9,000	58,372
Toyota Motor	1,400	76,102
		2,207,194
Netherlands--4.8%
ASML Holding	2,600 a	60,798
Heineken	2,720	124,414
ING Groep	6,230	274,060
Koninklijke Ahold	5,400 a	57,384
		516,656
Norway--2.2%
Norsk Hydro	2,700	60,320
Orkla	1,710	81,385
Telenor	7,400	96,527
		238,232
Spain--3.5%
ACS-Actividades de Construccion y Servicios	2,810	133,270
Banco Santander Central Hispano	3,890	61,513
Repsol YPF	1,940	57,739
Telefonica	7,450	129,145
		381,667
Sweden--.6%
Volvo, Cl. B	1,100	65,540
Switzerland--7.8%
ABB	4,500	59,192
Baloise-Holding	990	97,132
Credit Suisse Group	3,360	194,384
Holcim	1,170	95,613
Roche Holding	1,870	323,280
UBS	1,256	75,123
		844,724
United Kingdom--21.7%
AstraZeneca	1,760	109,937
Aviva	4,020	58,902
Barclays	4,769	60,149
BG Group	9,040	109,788

BP	23,003	250,525
British Airways	19,060 a	152,298
British American Tobacco	3,910	105,654
BT Group	19,850	99,549
First Choice Holidays	15,460	57,716
GlaxoSmithKline	11,880	316,125
HBOS	4,660	92,173
HSBC Holdings	3,210	58,537
International Power	25,520	149,475
J Sainsbury	8,500	59,727
Marks & Spencer Group	9,820	118,067
Michael Page International	9,330	67,174
Royal Bank of Scotland Group	1,680	57,814
Royal Dutch Shell, Cl. A	1,750	57,702
Vedanta Resources	5,350	116,433
WPP Group	5,440	67,391
Xstrata	4,610	190,391
		2,355,527
Total Common Stocks
(cost $8,172,170)		10,591,407

Preferred Stocks--1.8%

Germany;
Fresenius
(cost $167,177)	1,090	193,664

	Principal
Short-Term Investment--.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.92%, 12/14/06
(cost $9,900)	10,000	9,904

Total Investments (cost $8,349,247)	99.5%	10,794,975
Cash and Receivables (Net)	.5%	49,969
Net Assets	100.0%	10,844,944

a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
September 30, 2006 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Consumer Cyclical--11.1%
Abercrombie & Fitch, Cl. A	65,700 a	4,564,836
American Eagle Outfitters	114,400	5,014,152
AnnTaylor Stores	41,650 b	1,743,469
Brinker International	69,750	2,796,278
Carmax	62,450 b	2,604,789
CBRL Group	31,350	1,267,481
CDW	41,600 a	2,565,888
Choice Hotels International	46,100	1,885,490
Dick's Sporting Goods	34,950 b	1,590,924
Dollar Tree Stores	57,100 b	1,767,816
Dress Barn	108,500 b	2,367,470
Longs Drug Stores	57,100	2,627,171
Men's Wearhouse	53,800	2,001,898
MSC Industrial Direct, Cl. A	52,600	2,142,924
Office Depot	67,800 a,b	2,691,660
Polo Ralph Lauren	32,000	2,070,080
Sonic	80,600 b	1,822,366
United Auto Group	86,000	2,012,400
Williams-Sonoma	89,000	2,882,710
		46,419,802
Consumer Hard Goods--2.6%
Autoliv	33,800	1,862,718
BorgWarner	35,600	2,035,252
Cummins	21,600	2,575,368
Speedway Motorsports	28,500	1,037,685
Thor Industries	37,900	1,560,343
Toro	43,400	1,830,178
		10,901,544
Consumer Staples--1.7%
Hormel Foods	98,900	3,558,422
Pactiv	59,000 b	1,676,780
Pepsi Bottling Group	55,100	1,956,050
		7,191,252
Financial--18.3%
A.G. Edwards	38,650	2,059,272
American Financial Group/OH	78,650	3,691,044
AmeriCredit	132,950 b	3,322,420
Ameriprise Financial	44,500	2,087,050
Archstone-Smith Trust	59,000	3,211,960
BankUnited Financial, Cl. A	63,000	1,642,410
BlackRock	15,700 a	2,339,300
BRE Properties, Cl. A	36,500	2,180,145
CapitalSource	100,900 a	2,605,238
City National/Beverly Hills, CA	50,800	3,406,648
Crescent Real Estate EQT	96,550	2,105,756
Dime Bancorp (Warrants 12/26/2050)	19,900 b	2,229
Downey Financial	32,000	2,129,280
FirstFed Financial	39,000 a,b	2,212,080
Hanover Insurance Group	43,800	1,954,794
HCC Insurance Holdings	63,100	2,074,728
HRPT Properties Trust	139,400	1,665,830

Hudson City Bancorp	179,000	2,371,750
IndyMac Bancorp	59,000	2,428,440
KeyCorp	61,900	2,317,536
Knight Capital Group, Cl. A	90,000 b	1,638,000
LaSalle Hotel Properties	40,100	1,737,934
New Century Financial	44,350 a	1,743,399
Radian Group	40,850	2,451,000
Selective Insurance Group	42,000	2,209,620
Sky Financial Group	92,900	2,313,210
StanCorp Financial Group	60,100	2,682,263
Sunstone Hotel Investors	58,100	1,726,732
Taubman Centers	51,400	2,283,188
TCF Financial	80,300	2,111,087
Unitrin	65,450	2,890,926
W.R. Berkley	122,000	4,317,580
Whitney Holding	67,800	2,425,206
		76,338,055
Health Care--10.3%
AmerisourceBergen	50,000	2,260,000
Beckman Coulter	58,800	3,384,528
Biogen Idec	55,100 b	2,461,868
Celgene	44,700 b	1,935,510
Cephalon	50,450 b	3,115,288
Dentsply International	136,800	4,119,048
Edwards Lifesciences	37,000 b	1,723,830
Genesis HealthCare	27,700 b	1,319,351
Healthspring	63,400	1,220,450
Henry Schein	60,400 b	3,028,456
IDEXX Laboratories	19,250 b	1,754,445
Invitrogen	54,600 b	3,462,186
King Pharmaceuticals	115,700 b	1,970,371
Laboratory Corp. of America
Holdings	49,900 b	3,271,943
Magellan Health Services	50,400 b	2,147,040
Pediatrix Medical Group	47,600 b	2,170,560
Universal Health Services, Cl. B	63,000	3,775,590
		43,120,464
Industrial--14.6%
Applied Industrial Technologies	102,350	2,497,340
C.H. Robinson Worldwide	110,700 a	4,935,006
Crane	66,900	2,796,420
EMCOR Group	27,800 b	1,524,552
Energizer Holdings	28,000 b	2,015,720
Expeditors International
Washington	91,500	4,079,070
Flowserve	42,200 b	2,134,898
Genlyte Group	27,400 b	1,950,880
Graco	51,400 a	2,007,684
Granite Construction	44,000 a	2,347,400
Joy Global	36,650	1,378,406
Korn/Ferry International	78,200 b	1,637,508
Laureate Education	30,450 b	1,457,337
Manpower	78,000	4,779,060
Martin Marietta Materials	20,500	1,734,710
NVR	3,475 a,b	1,859,125
Overseas Shipholding Group	24,900	1,538,073
Pacer International	68,600	1,904,336
Precision Castparts	48,200	3,044,312

Republic Services	94,400	3,795,824
Ryder System	55,000 a	2,842,400
Terex	30,150 b	1,363,383
Thomas & Betts	54,500 b	2,600,195
Trinity Industries	44,800	1,441,216
Wabtec	51,250	1,390,413
YRC Worldwide	45,350 b	1,679,764
		60,735,032
Information Services--6.2%
American Reprographics	65,400 b	2,096,724
Catalina Marketing	68,500	1,883,750
CheckFree	37,700 b	1,557,764
ChoicePoint	62,200 b	2,226,760
Cognizant Technology Solutions, Cl. A	85,200 b	6,309,912
Convergys	106,400 b	2,197,160
Dun & Bradstreet	48,000 b	3,599,520
Emdeon	157,500 b	1,844,325
Equifax	70,000	2,569,700
John H. Harland	43,400	1,581,930
		25,867,545
Materials--6.6%
Airgas	110,300	3,989,551
Albemarle	23,550	1,279,472
H.B. Fuller	71,950	1,686,508
IPSCO	18,900	1,638,063
Lyondell Chemical	161,700	4,102,329
Peabody Energy	148,100	5,447,118
Quanex	53,900	1,635,865
Sonoco Products	63,400	2,132,776
Steel Dynamics	40,300	2,033,135
Temple-Inland	52,100	2,089,210
Universal Forest Products	30,150	1,478,857
		27,512,884
Oil & Gas Producers--8.1%
Alon USA Energy	62,400	1,840,176
Cameron International	55,450 b	2,678,790
Cimarex Energy	78,100	2,748,339
FMC Technologies	31,900 b	1,713,030
Frontier Oil	56,000	1,488,480
Newfield Exploration	109,000 b	4,200,860
Oceaneering International	33,550 b	1,033,340
Oneok	63,000 a	2,380,770
Patterson-UTI Energy	98,900	2,349,864
Pride International	84,750 b	2,323,845
St. Mary Land & Exploration	52,900	1,941,959
Superior Energy Services	69,100 b	1,814,566
Tesoro	26,100	1,513,278
Tetra Technologies	59,300 b	1,432,688
Unit	38,800 b	1,783,636
W & T Offshore	88,550	2,586,545
		33,830,166
Technology--12.4%
ADTRAN	82,700	1,971,568
Altera	68,000 b	1,249,840
Amphenol, Cl. A	52,750	3,266,807
Arrow Electronics	103,500 b	2,839,005
Cadence Design Systems	185,600 b	3,147,776
Harris	80,900	3,599,241

Imation	69,500	2,790,425
Intersil, Cl. A	84,150	2,065,883
Lam Research	124,900 b	5,661,717
McAfee	91,750 b	2,244,205
MEMC Electronic Materials	89,200 b	3,267,396
Microchip Technology	164,600	5,336,332
MicroStrategy, Cl. A	14,900 b	1,517,267
NCR	44,400 b	1,752,912
Novellus Systems	85,400 b	2,362,164
Sybase	93,400 b	2,264,016
Tektronix	49,250	1,424,802
Transaction Systems Architects	67,000 b	2,299,440
Western Digital	151,850 b	2,748,485
		51,809,281
Telecommunications--.6%
NII Holdings	36,900 b	2,293,704
Utilities--7.0%
AGL Resources	104,600	3,817,900
Alliant Energy	74,600	2,665,458
IDACORP	71,700	2,710,977
OGE Energy	115,450	4,168,900
Pepco Holdings	111,050	2,684,078
Pinnacle West Capital	65,900	2,968,795
UGI	108,800	2,660,160
WGL Holdings	40,150	1,258,301
WPS Resources	69,000	3,424,470
Xcel Energy	138,900 a	2,868,285
		29,227,324
Total Common Stocks
(cost $397,943,761)		415,247,053

Other Investment--.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,541,000)	1,541,000 c	1,541,000

Investment of Cash Collateral
for Securities Loaned--4.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $17,056,217)	17,056,217 c	17,056,217

Total Investments (cost $416,540,978)	104.0%	433,844,270
Liabilities, Less Cash and Receivables	(4.0%)	(16,596,211)
Net Assets	100.0%	417,248,059

a All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $16,384,011 and the total market value of the collateral held by the portfolio is $17,056,217.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2006 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--15.4%		
4Kids Entertainment	7,600 a	125,400
Aaron Rents	35,400	813,492
ADVO	26,450	740,071
Arbitron	24,000 b	888,240
Arctic Cat	12,400	205,840
Ashworth	6,000 a	41,100
Audiovox, Cl. A	13,300 a,b	185,136
Aztar	29,600 a	1,569,096
Bassett Furniture Industries	7,200	116,928
Brown Shoe	25,950	930,048
Building Material Holding	23,000 b	598,460
Cato, Cl. A	27,350	599,238
CEC Entertainment	25,450 a,b	801,930
Champion Enterprises	59,900 a,b	413,310
Children's Place Retail Stores	17,500 a,b	1,120,525
Christopher & Banks	31,650	933,042
Coachmen Industries	10,000	108,100
Cost Plus	13,000 a,b	155,610
CPI	4,800	232,992
Crocs	23,100 a	784,245
Deckers Outdoor	10,200 a	482,664
Dress Barn	37,500 a,b	818,250
Drew Industries	10,600 a	267,756
Ethan Allen Interiors	25,400 b	880,364
Finish Line, Cl. A	29,000	365,980
Fleetwood Enterprises	47,400 a	319,002
Fossil	36,300 a	781,902
Fred's	34,200	431,604
Genesco	19,500 a	672,165
Group 1 Automotive	20,200	1,007,980
Guitar Center	22,100 a	987,428
Gymboree	27,800 a	1,172,604
Hancock Fabrics/DE	2,000	5,740
Haverty Furniture Cos.	22,000	350,900
Hibbett Sporting Goods	24,500 a	641,410
Hot Topic	28,570 a,b	318,270
IHOP	12,300	570,105
Interface, Cl. A	34,300 a	441,784
Jack in the Box	30,700 a	1,601,926
JAKKS Pacific	21,900 a,b	390,477
Jo-Ann Stores	11,625 a,b	194,370
JoS. A. Bank Clothiers	9,775 a,b	292,859
K-Swiss, Cl. A	22,000	661,320
K2	36,600 a	429,318
Kellwood	22,000	634,260
Keystone Automotive Industries	12,800 a	486,656
La-Z-Boy	40,400 b	563,984
Landry's Restaurants	12,200	367,830
Lenox Group	10,400 a	62,920
Libbey	7,300	81,687
Live Nation	51,000 a	1,041,420

LKQ	35,300 a	775,541
Lone Star Steakhouse & Saloon	13,700 b	380,449
M/I Homes	7,200	254,520
Marcus	19,500	447,915
MarineMax	12,200 a,b	310,490
Men's Wearhouse	43,000	1,600,030
Meritage Homes	16,400 a	682,404
Midas	9,700 a	200,596
Monaco Coach	21,000	233,940
Multimedia Games	19,000 a,b	172,520
National Presto Industries	1,600	88,432
Nautilus	24,100 b	331,375
NVR	3,900 a,b	2,086,500
O'Charleys	20,500 a,b	388,885
Oxford Industries	11,500	493,465
P.F. Chang's China Bistro	18,100 a,b	628,251
Panera Bread, Cl. A	23,900 a,b	1,392,175
Papa John's International	21,000 a	758,310
Pep Boys-Manny, Moe & Jack	35,600	457,460
PetMed Express	19,000 a	198,360
Phillips-Van Heusen	45,200	1,888,004
Pinnacle Entertainment	35,500 a	998,260
Polaris Industries	31,400 b	1,292,110
Pool	42,325	1,629,512
Pre-Paid Legal Services	7,700 b	305,459
Quiksilver	87,000 a,b	1,057,050
Radio One, Cl. D	56,700 a	354,375
Rare Hospitality International	26,050 a	796,088
RC2	16,900 a	566,657
Red Robin Gourmet Burgers	11,600 a	534,876
Russ Berrie & Co.	6,400 a	97,536
Ryan's Restaurant Group	31,500 a	499,905
Select Comfort	44,550 a,b	974,754
Shuffle Master	26,350 a,b	711,713
Skechers USA, Cl. A	20,400 a	479,604
Skyline	6,900 b	263,649
Sonic	69,075 a	1,561,786
Sonic Automotive	25,300	584,177
Stage Stores	19,300	566,262
Stamps.com	15,500 a,b	295,430
Standard Motor Products	4,200	50,358
Standard Pacific	48,200	1,132,700
Steak n Shake	21,000 a	354,690
Stein Mart	20,500	311,805
Stride Rite	26,700	372,732
Sturm Ruger & Co.	12,200 b	94,428
Superior Industries International	16,200 b	271,998
Tractor Supply	26,000 a	1,254,760
Triarc Cos., Cl. B	46,200 b	698,544
Tuesday Morning	16,700	231,796
Tween Brands	25,800 a	970,080
Universal Technical Institute	16,300 a	291,607
Vertrue	10,000 a	393,200
Winnebago Industries	28,000 b	878,640
WMS Industries	17,700 a,b	517,017
Wolverine World Wide	48,000	1,358,880
Zale	40,300 a	1,117,922
		66,327,720

Consumer Staples--4.1%		
Alliance One International	60,000 b	246,000
American Italian Pasta, Cl. A	18,200 a,b	141,596
Casey's General Stores	41,000	913,070
Corn Products International	59,000	1,919,860
Delta & Pine Land	28,300	1,146,150
Flowers Foods	42,800	1,150,464
Great Atlantic & Pacific Tea	12,700	305,816
Hain Celestial Group	30,300 a	774,468
Hansen Natural	45,900 a,b	1,490,832
J & J Snack Foods	12,400 b	385,640
Lance	22,400 b	493,248
Longs Drug Stores	24,800	1,141,048
Nash Finch	10,600	249,418
NBTY	47,000 a	1,375,690
Peet's Coffee & Tea	8,500 a,b	212,585
Performance Food Group	28,000 a,b	786,520
Playtex Products	45,000 a,b	603,000
Ralcorp Holdings	21,200 a	1,022,476
Sanderson Farms	12,000	388,320
Spectrum Brands	25,000 a,b	211,000
TreeHouse Foods	24,900 a	588,885
United Natural Foods	31,600 a	979,284
USANA Health Sciences	8,800 a,b	392,392
WD-40	14,700	524,349
		17,442,111
Energy--7.8%		
Atwood Oceanics	19,500 a	876,915
Bristow Group	18,700 a,b	643,280
Cabot Oil & Gas	36,700 b	1,759,031
CARBO Ceramics	13,500	486,405
Cimarex Energy	67,700	2,382,363
Dril-Quip	9,700 a	656,496
Frontier Oil	93,300	2,479,914
Helix Energy Solutions Group	74,850 a	2,499,990
Hydril	14,100 a	790,446
Input/Output	57,600 a,b	571,968
Lone Star Technologies	23,300 a	1,127,254
Lufkin Industries	12,300	650,916
Massey Energy	60,500	1,266,870
Maverick Tube	29,300 a	1,899,519
NS Group	17,100 a	1,103,805
Oceaneering International	45,500 a	1,401,400
Penn Virginia	14,600	925,786
Petroleum Development	12,300 a	490,647
SEACOR Holdings	16,900 a	1,394,250
St. Mary Land & Exploration	41,800 b	1,534,478
Stone Energy	21,300 a	862,224
Swift Energy	23,000 a	961,860
Tetra Technologies	59,800 a	1,444,768
Unit	38,600 a	1,774,442
Veritas DGC	28,200 a	1,856,124
W-H Energy Services	24,600 a	1,020,162
World Fuel Services	21,000 b	849,450
		33,710,763
Financial--16.5%		
Acadia Realty Trust	21,600	550,800
Anchor Bancorp Wisconsin	15,500	442,680

Bank Mutual	43,400	526,442
BankAtlantic Bancorp, Cl. A	32,600	463,572
BankUnited Financial, Cl. A	29,300	763,851
Boston Private Financial Holdings	29,300	816,884
Brookline Bancorp	45,000	618,750
Cash America International	26,300	1,027,804
Central Pacific Financial	25,000	914,500
Chittenden	37,225	1,067,985
Colonial Properties Trust	36,400	1,740,284
Community Bank System	23,300	516,328
Delphi Financial Group, Cl. A	32,500	1,296,100
Dime Community Bancshares	17,000	250,410
Downey Financial	17,200	1,144,488
East West Bancorp	48,100	1,905,241
EastGroup Properties	16,800	837,648
Entertainment Properties Trust	23,000	1,134,360
Essex Property Trust	18,400	2,233,760
Fidelity Bankshares	15,400 b	600,754
Financial Federal	20,650	553,420
First Bancorp/Puerto Rico	68,000	752,080
First Commonwealth Financial	45,800 b	596,774
First Indiana	9,100	236,691
First Midwest Bancorp/IL	38,700	1,466,343
First Republic Bank/San Francisco, CA	20,300	863,968
FirstFed Financial	15,700 a	890,504
Flagstar Bancorp	27,500 b	400,125
Franklin Bank/Houston, TX	17,000 a	337,960
Fremont General	52,800	738,672
Glacier Bancorp	22,700	775,659
Glenborough Realty Trust	24,200	622,666
Hanmi Financial	34,400 b	674,240
Harbor Florida Bancshares	13,400	593,754
Hilb, Rogal & Hobbs	27,300	1,164,345
Independent Bank/MI	16,170 b	392,608
Infinity Property & Casualty	17,000	699,210
Investment Technology Group	34,600 a	1,548,350
Irwin Financial	16,600	324,696
Kilroy Realty	24,900	1,875,966
LaBranche & Co.	35,000 a,b	362,950
LandAmerica Financial Group	15,000	986,850
Lexington Corporate Properties Trust	44,400 b	940,392
LTC Properties	18,100	438,925
MAF Bancorp	21,000	867,090
Mid-America Apartment Communities	17,000	1,040,740
Nara Bancorp	17,700	323,733
National Retail Properties	48,000 b	1,036,800
New Century Financial	38,050 b	1,495,746
Parkway Properties/Md	11,400 b	529,986
Philadelphia Consolidated Holding	43,100 a	1,714,518
Piper Jaffray Cos.	16,200 a	982,044
Portfolio Recovery Associates	13,300 a,b	583,471
Presidential Life	19,400	433,978
PrivateBancorp	12,900 b	589,788
ProAssurance	26,000 a	1,281,280
Prosperity Bancshares	19,000 b	646,760
Provident Bankshares	26,300	974,415
PS Business Parks	12,100	729,630
Republic Bancorp/MI	57,903	771,847

Rewards Network	22,400 a,b	109,088
RLI	15,300	777,087
Safety Insurance Group	12,600	613,116
Selective Insurance Group	23,000 b	1,210,030
Senior Housing Properties Trust	51,500	1,099,010
South Financial Group	56,500	1,470,695
Sovran Self Storage	15,000 b	833,250
Sterling Bancorp/NY	12,600 b	247,716
Sterling Bancshares/TX	39,300	795,825
Sterling Financial/WA	30,080	975,494
Stewart Information Services	14,000	486,780
Susquehanna Bancshares	42,100	1,028,924
SWS Group	15,800	393,262
TradeStation Group	13,600 a	204,952
Trustco Bank NY	57,000 b	617,880
UCBH Holdings	72,500 b	1,265,850
Umpqua Holdings	46,500 b	1,329,900
United Bankshares	27,800	1,034,716
United Fire & Casualty	12,900 b	403,770
Whitney Holding	56,400	2,017,428
Wilshire Bancorp	12,700 b	241,808
Wintrust Financial	20,000	1,003,000
World Acceptance	14,000 a	615,720
Zenith National Insurance	31,200 b	1,244,568
		71,111,484
Health Care--11.6%		
Alpharma, Cl. A	37,300	872,447
Amedisys	12,000 a,b	476,040
American Medical Systems Holdings	52,600 a,b	969,418
AMERIGROUP	44,000 a	1,300,200
AmSurg	24,550 a	546,483
Analogic	9,700	497,804
ArQule	26,300 a	110,723
ArthroCare	19,800 a	927,828
BIOLASE Technology	9,700 a,b	60,625
Biosite	13,900 a	642,597
Bradley Pharmaceuticals	12,100 a	192,632
Cambrex	21,400 b	443,194
Centene	32,800 a,b	539,232
Cerner	50,200 a,b	2,279,080
Chemed	21,200	683,912
CNS	12,500	352,875
CONMED	21,300 a	449,643
Connetics	20,400 a	222,360
Cooper Cos.	34,000	1,819,000
Cross Country Healthcare	15,700 a,b	266,900
Cyberonics	13,800 a,b	241,914
Datascope	12,300	411,681
Dendrite International	37,000 a,b	361,860
Dionex	16,100 a	820,134
DJO	18,300 a	759,999
Enzo Biochem	21,766 a,b	265,328
Genesis HealthCare	15,300 a	728,739
Gentiva Health Services	23,400 a	384,696
Greatbatch	18,400 a	416,208
Haemonetics/Mass.	21,900 a	1,024,920
Healthways	27,200 a	1,213,120
Hologic	38,600 a	1,679,872

Hooper Holmes	46,400	156,368
ICU Medical	12,900 a	586,692
IDEXX Laboratories	25,800 a	2,351,412
Immucor	56,425 a	1,264,484
Integra LifeSciences Holdings	15,300 a,b	573,444
Intermagnetics General	28,600 a	773,630
Invacare	25,400	597,408
inVentiv Health	22,600 a	723,878
Kendle International	9,200 a	294,584
Kensey Nash	8,000 a,b	234,160
LCA-Vision	15,050 b	621,716
Matria Healthcare	13,600 a,b	377,944
Mentor	34,700	1,748,533
Meridian Bioscience	16,900	397,319
Merit Medical Systems	18,300 a	248,514
MGI Pharma	59,400 a	1,022,274
Noven Pharmaceuticals	16,500 a	397,980
Odyssey HealthCare	30,600 a	433,908
Osteotech	11,000 a	44,990
Owens & Minor	31,400	1,032,746
Palomar Medical Technologies	14,900 a	628,780
PAREXEL International	24,700 a	817,323
Pediatrix Medical Group	39,800 a	1,814,880
Per-Se Technologies	25,350 a,b	577,473
PharmaNet Development Group	12,000 a	233,160
PolyMedica	18,800	804,828
Possis Medical	14,000 a	137,900
Regeneron Pharmaceuticals	41,200 a	646,428
RehabCare Group	14,200 a,b	186,020
Respironics	56,500 a	2,181,465
Savient Pharmaceuticals	51,000 a,b	332,010
Sciele Pharma	22,900 a,b	431,436
Sierra Health Services	46,200 a	1,748,208
Sunrise Senior Living	32,500 a	970,775
SurModics	14,400 a,b	505,728
Theragenics	33,300 a	95,904
United Surgical Partners International	34,350 a,b	852,910
VIASYS Healthcare	25,500 a	694,620
Vital Signs	6,400	362,304
		49,865,600
Industrial--17.0%		
A.O. Smith	19,300	760,999
AAR	28,500 a	679,440
ABM Industries	32,200	604,072
Acuity Brands	36,800	1,670,720
Administaff	20,700	697,590
Albany International, Cl. A	21,300	677,766
Angelica	4,800	81,648
Apogee Enterprises	20,300	308,763
Applied Industrial Technologies	30,050	733,220
Applied Signal Technology	10,500	155,820
Arkansas Best	22,200	955,266
Armor Holdings	24,400 a	1,398,852
Astec Industries	14,300 a	361,075
ASV	12,000 a,b	178,920
Baldor Electric	22,600 b	696,758
Barnes Group	29,500	518,020

Belden CDT	34,500	1,318,935
Bowne & Co.	23,000	328,440
Brady, Cl. A	39,600 b	1,392,336
Briggs & Stratton	40,000 b	1,102,000
C & D Technologies	12,700 b	90,170
CDI	9,200	190,532
Central Parking	13,800 b	227,700
Ceradyne	22,950 a,b	943,016
CLARCOR	39,300	1,198,257
Coinstar	23,100 a	664,818
Consolidated Graphics	9,000 a,b	541,530
Cubic	13,200	258,456
Curtiss-Wright	33,100	1,004,585
EDO	11,300	258,544
EGL	22,600 a,b	823,544
ElkCorp	14,200	385,530
EMCOR Group	27,500 a	1,508,100
EnPro Industries	18,300 a	550,098
Esterline Technologies	20,600 a	695,456
Forward Air	24,000	794,160
Frontier Airlines Holdings	22,000 a,b	181,500
G & K Services, Cl. A	15,500	564,665
Gardner Denver	43,300 a	1,432,364
GenCorp	39,900 a,b	512,316
Griffon	20,000 a	477,400
Healthcare Services Group	23,950	602,582
Heartland Express	47,066	737,995
Heidrick & Struggles International	16,500 a	594,000
Hub Group, Cl. A	36,200 a	824,636
IDEX	42,700	1,838,235
Insituform Technologies, Cl. A	19,500 a	473,460
JLG Industries	81,800	1,620,458
John H. Harland	20,800	758,160
Kaman	18,800	338,588
Kansas City Southern	58,900 a,b	1,608,559
Kaydon	22,100	818,142
Kirby	41,100 a	1,287,663
Knight Transportation	40,675	689,441
Labor Ready	44,000 a	700,920
Landstar System	44,400	1,895,880
Lawson Products	3,200 b	134,144
Lennox International	48,000	1,099,200
Lindsay Manufacturing	8,200 b	235,750
Lydall	12,700 a	113,030
Manitowoc	49,700	2,226,063
Mesa Air Group	31,000 a	240,560
Mobile Mini	26,000 a	738,660
Moog, Cl. A	31,250 a,b	1,083,125
Mueller Industries	30,200	1,062,134
NCI Building Systems	16,200 a,b	942,354
NCO Group	26,200 a	686,964
Old Dominion Freight Line	23,050 a	692,192
Regal-Beloit	25,400	1,104,900
Robbins & Myers	12,000	371,040
School Specialty	15,100 a,b	532,879
Shaw Group	61,000 a	1,442,040
Simpson Manufacturing	27,900 b	754,137
SkyWest	50,500	1,238,260

Spherion	53,400 a	381,810
Standard Register	9,500	125,400
Standex International	9,400	262,072
Teledyne Technologies	29,300 a	1,160,280
Tetra Tech	49,200 a	857,064
Toro	34,100	1,437,997
Tredegar	21,400	358,236
Triumph Group	13,300	563,255
United Stationers	26,300 a	1,223,213
Universal Forest Products	16,100	789,705
URS	42,500 a	1,652,825
Valmont Industries	12,900	674,025
Viad	17,100	605,511
Vicor	14,900	171,946
Volt Information Sciences	7,500 a,b	266,625
Wabash National	25,000 b	342,250
Waste Connections	34,750 a	1,317,372
Watsco	19,000	874,190
Watson Wyatt Worldwide, Cl. A	36,800	1,505,856
Watts Water Technologies, Cl. A	21,000 b	666,960
Woodward Governor	22,900	768,066
		73,414,190
Information Technology--16.8%		
Actel	23,300 a	362,315
Adaptec	90,000 a,b	396,900
Advanced Energy Industries	24,000 a	408,960
Aeroflex	61,300 a	630,164
Agilysys	28,000	393,120
Altiris	16,900 a	356,421
Anixter International	25,500	1,439,985
Ansys	30,800 a	1,360,744
ATMI	30,300 a	880,821
Avid Technology	33,867 a	1,233,436
Axcelis Technologies	73,600 a	519,616
Bankrate	10,000 a	265,600
Bel Fuse, Cl. B	11,300 b	362,617
Bell Microproducts	20,400 a,b	105,876
Benchmark Electronics	51,050 a	1,372,224
Black Box	13,300	517,636
Blue Coat Systems	9,900 a,b	178,299
Brightpoint	34,300 a	487,746
Brooks Automation	54,312 a	708,772
C-COR	26,100 a	223,938
CACI International, Cl. A	24,000 a	1,320,240
Captaris	21,300 a	124,818
Carreker	16,400 a	100,696
Catapult Communications	9,300 a	77,748
Checkpoint Systems	30,300 a,b	500,253
CIBER	36,200 a,b	240,006
Cognex	37,500 b	947,250
Coherent	26,200 a	908,092
Cohu	20,600 b	367,298
Comtech Telecommunications	17,100 a,b	572,508
CTS	30,400	418,912
Cymer	28,800 a	1,264,608
Daktronics	23,500 b	486,215
Digi International	18,300 a	247,050
Digital Insight	26,300 a	771,116

Diodes	15,500 a	669,135
Ditech Networks	21,900 a,b	168,849
DSP Group	25,200 a	575,820
eFunds	34,000 a	822,120
Electro Scientific Industries	22,400 a	461,440
Epicor Software	42,600 a	558,486
EPIQ Systems	11,300 a,b	166,223
Exar	31,200 a	414,648
FactSet Research Systems	32,400	1,573,668
FEI	16,400 a	346,204
FileNet	34,600 a	1,205,118
Flir Systems	55,800 a,b	1,515,528
Gerber Scientific	14,000 a	209,720
Gevity HR	18,200 b	414,596
Global Imaging Systems	41,000 a,b	904,870
Global Payments	53,000	2,332,530
Harmonic	51,900 a	381,465
Hutchinson Technology	20,400 a,b	429,012
Hyperion Solutions	48,300 a	1,665,384
InfoSpace	23,400 a	431,496
Insight Enterprises	40,000 a	824,400
Inter-Tel	18,900	408,240
Internet Security Systems	30,000 a	832,800
Itron	20,200 a,b	1,127,160
j2 Global Communications	43,300 a,b	1,176,461
JDA Software Group	24,500 a	377,790
Keane	34,000 a	489,940
Keithley Instruments	14,300	182,325
Komag	25,500 a,b	814,980
Kopin	58,600 a	196,310
Kronos/MA	23,700 a,b	807,933
Kulicke & Soffa Industries	37,000 a	327,080
Littelfuse	18,400 a	638,480
LoJack	16,700 a,b	327,153
Manhattan Associates	22,000 a	531,080
ManTech International, Cl. A	13,500 a	445,635
MapInfo	19,300 a	247,619
MAXIMUS	13,100	341,910
Mercury Computer Systems	12,400 a	146,940
Methode Electronics	35,300	335,703
Micros Systems	31,400 a	1,536,088
Microsemi	54,500 a	1,027,325
MIVA	6,000 a	19,800
MTS Systems	17,300	559,482
Napster	24,000 a	102,480
Neoware	14,800 a	201,132
NETGEAR	26,000 a,b	535,340
Network Equipment Technologies	7,300 a	30,076
Novatel Wireless	16,900 a,b	162,747
Open Solutions	15,200 a	437,912
Park Electrochemical	20,000	633,600
Paxar	29,000 a	579,420
PC-Tel	6,400 a	67,200
Pericom Semiconductor	19,600 a,b	191,100
Phoenix Technologies	9,300 a	39,990
Photon Dynamics	8,700 a	115,449
Photronics	36,200 a,b	511,506
Planar Systems	19,600 a,b	222,460

Progress Software	34,300 a	891,800
Quality Systems	13,700	531,423
Radiant Systems	16,000 a	193,280
Radisys	15,600 a	331,500
Rogers	13,400 a	827,450
Rudolph Technologies	13,100 a	240,123
ScanSource	20,900 a	633,897
Secure Computing	54,600 a	345,618
Skyworks Solutions	131,900 a,b	684,561
Sonic Solutions	20,700 a	315,468
SPSS	15,000 a	373,950
Standard Microsystems	17,500 a	497,350
StarTek	8,300	103,501
Supertex	12,000 a,b	466,440
Sykes Enterprises	24,000 a	488,400
Symmetricom	35,800 a	288,906
Synaptics	19,900 a,b	484,963
Take-Two Interactive Software	49,800 a,b	710,148
TALX	23,150 b	567,638
Technitrol	31,100	928,335
THQ	47,850 a,b	1,395,784
Tollgrade Communications	13,700 a	122,615
Trimble Navigation	43,500 a	2,047,980
Ultratech	13,500 a	179,820
United Online	51,500	627,270
Varian Semiconductor Equipment Associates	43,950 a	1,612,965
Veeco Instruments	19,500 a	392,925
ViaSat	19,300 a	484,044
WebEx Communications	32,000 a	1,248,640
Websense	42,700 a	922,747
X-Rite	22,300 b	239,502
		72,530,401
Materials--5.2%		
A.M. Castle & Co.	6,800	182,512
Aleris International	24,665 a,b	1,246,569
AMCOL International	15,000 b	373,650
AptarGroup	27,400	1,394,112
Arch Chemicals	18,700	532,015
Brush Engineered Materials	13,300 a	330,771
Buckeye Technologies	19,400 a	164,900
Cabot Microelectronics	16,400 a	472,648
Caraustar Industries	16,100 a	128,317
Carpenter Technology	21,100	2,268,461
Century Aluminum	16,000 a,b	538,400
Chaparral Steel	39,200 a	1,335,152
Chesapeake	12,900	184,599
Cleveland-Cliffs	36,200 b	1,379,582
Deltic Timber	8,400 b	400,344
Georgia Gulf	28,000	767,760
H.B. Fuller	50,300	1,179,032
Headwaters	30,400 a,b	709,840
MacDermid	19,000 b	619,780
Myers Industries	22,302	379,134
Neenah Paper	11,900	407,337
OM Group	25,000 a	1,098,500
Omnova Solutions	31,400 a	131,252
Penford	6,700	101,438

	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.90%, 10/12/06	150,000 c	149,820
4.91%, 10/19/06	50,000 c	49,893
Total Short-Term Investments
(cost $199,653)		199,713

Other Investment--.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $423,000)	423,000 d	423,000

Investment of Cash Collateral
for Securities Loaned--18.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $78,339,322)	78,339,322 d	78,339,322

Total Investments (cost $398,215,930)	117.9%	508,340,334
Liabilities, Less Cash and Receivables	(17.9%)	(77,113,240)
Net Assets	100.0%	431,227,094

a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities on loan is $74,240,322 and the total market value of the collateral held by the fund is $78,339,322.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Long
Russell 2000 E-mini	14	1,024,940	December 2006	(11,180)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2006 (Unaudited)

Common Stocks--89.2%	Shares	Value ($)

Consumer Discretionary--2.7%
Garmin	80,000 a	3,902,400
Health Care--.9%
Amgen	5,100 b	364,803
Genentech	12,100 b	1,000,670
		1,365,473
Information Technology--85.6%
Accenture, Cl. A	163,900	5,197,269
Adobe Systems	105,100 b	3,935,995
Akamai Technologies	89,400 b	4,469,106
Amdocs	109,500 b	4,336,200
Apple Computer	52,600 b	4,051,778
Automatic Data Processing	91,800	4,345,812
Avid Technology	46,100 a,b	1,678,962
Broadcom, Cl. A	125,050 b	3,794,017
CheckFree	71,400 a,b	2,950,248
Cisco Systems	186,200 b	4,282,600
Citrix Systems	62,000 b	2,245,020
Cognizant Technology Solutions, Cl. A	74,700 b	5,532,282
Comverse Technology	158,800 b	3,404,672
Corning	272,000 b	6,639,520
Dell	48,500 b	1,107,740
Digital Insight	12,700 b	372,364
Electronic Arts	52,000 b	2,895,360
EMC/Massachusetts	177,200 b	2,122,856
Google, Cl. A	6,500 b	2,612,350
Hewlett-Packard	98,000	3,595,620
Infosys Technologies, ADR	80,200 a	3,827,946
Intel	101,700	2,091,969
Juniper Networks	208,700 a,b	3,606,336
Marvell Technology Group	90,700 b	1,756,859
MEMC Electronic Materials	71,800 b	2,630,034
Microsoft	217,900	5,955,207
Motorola	115,200	2,880,000
National Semiconductor	99,900	2,350,647
Network Appliance	115,000 b	4,256,150
Nokia, ADR	92,800	1,827,232
Oracle	60,600 b	1,075,044
QUALCOMM	98,600	3,584,110
Red Hat	15,700 b	330,956
SanDisk	18,700 a,b	1,001,198
SAP, ADR	65,600 a	3,247,200
Seagate Technology	50,400 b	1,163,736
SiRF Technology Holdings	42,900 a,b	1,029,171
Sun Microsystems	409,300 b	2,034,221
Taiwan Semiconductor
Manufacturing, ADR	428,527	4,113,859
Tellabs	109,300 b	1,197,928
Texas Instruments	98,300	3,268,475
Yahoo!	110,400 b	2,790,912
		125,588,961
Total Common Stocks

(cost $102,476,171)		130,856,834

Other Investment--9.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,949,718)	13,949,718 c	13,949,718

Investment of Cash Collateral
for Securities Loaned--12.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $18,640,573)	18,640,573 c	18,640,573

Total Investments (cost $135,066,462)	111.4%	163,447,125
Liabilities, Less Cash and Receivables	(11.4%)	(16,717,989)
Net Assets	100.0%	146,729,136

ADR - American Depository Receipts
a All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $18,141,010 and the total market value of the collateral held by the portfolio is $18,640,573.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT PORTFOLIOS

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 21, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)